Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Effective income tax rate	21.00%
Ownership percentage		50.00%
Income tax benefits (in Dollars)		$ 0	$ 0
Federal income tax rate		21.00%	21.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Federal income tax rate		35.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Federal income tax rate		21.00%